Fees Summary	Dec. 11, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 36,000,000
Previously Paid Amount
Total Fee Amount	4,971.60
Total Offset Amount
Net Fee	$ 4,971.60